As filed with the Securities and Exchange Commission on July 29, 2022

File Nos. 333–16093

811–07923

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post–Effective Amendment No. 96

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97

CITY NATIONAL ROCHDALE FUNDS

(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of Principal Executive Office)

(800) 708-8881

(Registrant’s Telephone Number, Including Area Code)

Michael Carbone

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and Address of Agent for Service)

Please Send Copy of Communications to:

Laurie Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626-7653

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on August 30, 2022 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(1)

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A for City National Rochdale Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”), solely for the purpose of delaying, until August 30, 2022, the effectiveness of Post-Effective Amendment No. 95 (“PEA No. 95”), which was filed with the Commission via EDGAR Accession No. 0001398344-22-011306 on May 31, 2022, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 95 by means of this filing, Parts A, B and C of PEA No. 95 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the City National Rochdale Intermediate Fixed Income Fund, the City National Rochdale Fixed Income Opportunities Fund and the City National Rochdale Equity Income Fund is incorporated herein by reference to Part A of PEA No. 95.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the City National Rochdale Intermediate Fixed Income Fund, the City National Rochdale Fixed Income Opportunities Fund and the City National Rochdale Equity Income Fund is incorporated herein by reference to Part B of PEA No. 95.

PART C – OTHER INFORMATION

The Part C for the City National Rochdale City National Rochdale Intermediate Fixed Income Fund, the City National Rochdale Fixed Income Opportunities Fund and the City National Rochdale Equity Income Fund is incorporated herein by reference to Part C of PEA No. 95.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, City National Rochdale Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 96 to Registration Statement No. 333-16093 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Beverly Hills, the State of California on this 29th day of July, 2022.

CITY NATIONAL ROCHDALE FUNDS
By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on July 29, 2022.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	July 29, 2022
Garrett D’Alessandro	Executive Officer

/s/ Andrew Metzger	Treasurer (Principal Financial and Accounting	July 29, 2022
Andrew Metzger	Officer and Controller)

/s/ James R. Wolford*	Trustee	July 29, 2022
James R. Wolford

/s/ Daniel A. Hanwacker*	Trustee	July 29, 2022
Daniel A. Hanwacker

/s/ Jay C. Nadel*	Trustee	July 29, 2022
Jay C. Nadel

/s/ Andrew S. Clare*	Trustee	July 29, 2022
Andrew S. Clare

/s/ Jon C. Hunt*	Trustee	July 29, 2022
Jon C. Hunt

/s/ Julie C. Miller*	Trustee	July 29, 2022
Julie C. Miller

* By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro, Attorney-in-Fact, pursuant to Power of Attorney

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